Investments (Credit Quality of Fixed Maturity Security Portfolio by NAIC Designation) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	$ 44,866,019	$ 46,999,183
Fixed maturity securities, available for sale		39,804,617	51,305,943
NAIC, Class 1 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		27,061,903	26,157,531
Fixed maturity securities, available for sale		24,211,086	28,785,839
NAIC, Class 2 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		17,023,157	19,758,594
Fixed maturity securities, available for sale		14,944,131	21,396,020
NAIC, Class 3 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		595,193	909,311
Fixed maturity securities, available for sale		510,392	941,210
NAIC, Class 4 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		109,409	133,070
Fixed maturity securities, available for sale		91,495	147,160
NAIC, Class 5 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		61,721	16,496
Fixed maturity securities, available for sale		36,738	15,357
NAIC, Class 6 Designation
Investment Holdings [Line Items]
Fixed maturity securities, available for sale, amortized cost		14,636	24,181
Fixed maturity securities, available for sale		$ 10,775	$ 20,357

[1]	Amortized cost excludes accrued interest receivable of $425.4 million and $400.7 million as of December 31, 2022 and 2021, respectively.